Condensed Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2022		$ 2	$ (1,776)	$ (25,755)	$ 635	$ (26,894)
Balance, shares at Mar. 31, 2022	[1]	25,000,000
Net loss				(1,014)		(1,014)
Other comprehensive loss, net of tax					(924)	(924)
Net transactions with DIH Cayman			(122)			(122)
Balance at Mar. 31, 2023		$ 2	(1,898)	(26,769)	(289)	(28,954)
Balance, shares at Mar. 31, 2023	[1]	25,000,000
Net loss				(5,397)		(5,397)
Other comprehensive loss, net of tax					(120)	(120)
Out of period adjustment related to reverse recapitalization (Note 2)
Balance at Sep. 30, 2023		$ 2	(1,898)	(32,166)	(409)	(34,471)
Balance, shares at Sep. 30, 2023	[2]	25,000,000
Balance at Mar. 31, 2023		$ 2	(1,898)	(26,769)	(289)	(28,954)
Balance, shares at Mar. 31, 2023	[1]	25,000,000
Net loss				(8,443)		(8,443)
Other comprehensive loss, net of tax					339	339
Issuance of common stock upon reverse recapitalization		$ 1	4,511			4,512
Issuance of common stock upon reverse recapitalization, shares	[1]	9,544,935
Balance at Mar. 31, 2024		$ 3	2,613	(35,212)	50	(32,546)
Balance, shares at Mar. 31, 2024	[1]	34,544,935
Balance at Jun. 30, 2023		$ 2	(1,898)	(29,682)	132	(31,446)
Balance, shares at Jun. 30, 2023	[2]	25,000,000
Net loss				(2,484)		(2,484)
Other comprehensive loss, net of tax					(541)	(541)
Balance at Sep. 30, 2023		$ 2	(1,898)	(32,166)	(409)	(34,471)
Balance, shares at Sep. 30, 2023	[2]	25,000,000
Balance at Mar. 31, 2024		$ 3	2,613	(35,212)	50	(32,546)
Balance, shares at Mar. 31, 2024	[1]	34,544,935
Net loss				(544)		(544)
Other comprehensive loss, net of tax					(2,015)	(2,015)
Out of period adjustment related to reverse recapitalization (Note 2)			710			710
Balance at Sep. 30, 2024		$ 3	3,323	(35,756)	(1,965)	(34,395)
Balance, shares at Sep. 30, 2024		34,544,935
Balance at Jun. 30, 2024		$ 3	3,323	(35,522)	(1,857)	(34,053)
Balance, shares at Jun. 30, 2024		34,544,935
Net loss				(234)		(234)
Other comprehensive loss, net of tax					(108)	(108)
Balance at Sep. 30, 2024		$ 3	$ 3,323	$ (35,756)	$ (1,965)	$ (34,395)
Balance, shares at Sep. 30, 2024		34,544,935

[1]	All outstanding share and per-share amounts have been restated to reflect the reverse recapitalization as established in the Business Combination Agreement as described in Note 1.
[2]	All outstanding share and per-share amounts have been restated to reflect the reverse recapitalization as established in the Business Combination Agreement as described in Note 1.